As filed with the Securities and Exchange Commission on March 20, 2014
SEC File Nos. 333-29511 and 811-08261
===============================================================

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 50 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 52 [X]
-----------------------------------

Madison Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
--------------------------------------------
It is proposed that this filing will become effective (check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
[] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 18th day of March, 2014.

Madison Funds

By: /s/ Katherine L. Frank
Katherine L. Frank
President
Pursuant to the requirements of the Securities Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	March 18, 2014
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	March 18, 2014
Greg D. Hoppe	Officer)

*	Trustee	March 18, 2014
Lorence D. Wheeler

*	Trustee	March 18, 2014
James R. Imhoff, Jr.

*	Trustee	March 18, 2014
Philip E. Blake

*	Trustee	March 18, 2014
Steven P. Riege

*	Trustee	March 18, 2014
Richard E. Struthers

*By: /s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase